Income Taxes - Schedule of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Computed "expected" tax expense	$ (15,765)	$ (22,845)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance	9,506	22,501
State taxes, net of federal benefit	(141)	(254)
Federal research and development credits	(21)	(35)
Cancellation of options	3,451
Nondeductible interest	1,976
Stock compensation	831
Other, net	163	633
Total income tax expense (benefit)	$ 0	$ 0